Summary of significant accounting policies (Details 3) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Loan loss allowance under IAS 39 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash and cash equivalents
Interest receivables	508
Loan receivables	26,724
Total impairment allowance	27,232
Reclassification [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash and cash equivalents
Interest receivables
Loan receivables
Total impairment allowance
Remeasurements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash and cash equivalents
Interest receivables	1,944
Loan receivables	304,238
Total impairment allowance	306,182
Loan loss allowance under IAS 9 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash and cash equivalents
Interest receivables	2,452
Loan receivables	330,962
Total impairment allowance	¥ 333,414